Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 244.2	€ 276.2	€ 237.5
Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	352.6	374.1	€ 323.9
Germany | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	149.3	181.2
SWEDEN | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	70.3	74.1
Austria | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	5.5	5.6
SWITZERLAND | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	5.8	6.6
Italy | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	4.6	4.7
Other countries | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 8.7	€ 4.0